Risk Management (Details 15) - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Issue debt instruments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 9,500,723	$ 8,115,233
Issue debt instruments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	285,159	71,465
Issue debt instruments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	759,519	39,267
Issue debt instruments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,044,674	745,830
Issue debt instruments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,974,229	3,277,079
Issue debt instruments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,292	1,549,743
Other Commercial Commitments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		2,638,286
Other Commercial Commitments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	230,767	702,081
Other Commercial Commitments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	555,535	371,475
Other Commercial Commitments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,262,006	1,034,383
Other Commercial Commitments [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	509,631	226,962
Other Commercial Commitments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,580,231	33,385
Other Commercial Commitments [Member] | Performance Guarantees [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,923,022	1,954,205
Other Commercial Commitments [Member] | Performance Guarantees [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	144,364	663,642
Other Commercial Commitments [Member] | Performance Guarantees [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	544,370	188,147
Other Commercial Commitments [Member] | Performance Guarantees [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	899,437	905,554
Other Commercial Commitments [Member] | Performance Guarantees [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	312,559	163,506
Other Commercial Commitments [Member] | Performance Guarantees [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,292	33,356
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	70,192	57,038
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	25,491	3,842
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,808	9,128
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	11,306	33,177
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	31,587	10,891
Other Commercial Commitments [Member] | Confirmed Foreign Letters of Credit [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	135,266	223,420
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	30,555	12,469
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	348	110,970
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,439	54,015
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	70,924	45,937
Other Commercial Commitments [Member] | Letters Of Credit Issued [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities		29
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	451,751	133,623
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	30,357	22,128
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	9,009	63,230
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	317,824	41,637
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	94,561	6,628
Other Commercial Commitments [Member] | Pledges And Other Commercial Commitments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial liabilities